Cash Flow Disclosures - Summary of Net Debt and the Movements in Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [Line Items]
Cash and cash equivalents	$ 468,092	$ 336,197	$ 111,733	$ 34,765
Financial assets at fair value through profit or loss	1,295	1,004	8,319
Borrowings		(5,014)
Lease liabilities	(4,079)	(3,928)	(218)
Derivative financial instrument	(544)	(221)	(2,896)
Net cash/(debt)	464,764	328,038	116,938
Cash and liquid investments	469,387	337,201	120,052
Gross debt – fixed interest rates	$ (4,623)	$ (9,163)	$ (3,114)